Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and due from banks	$ 1,287	$ 1,743
Short-term investments	10,163	17,504
Other investments	949	1,041
Total loans	105,114	102,851
Accrued income and other assets	8,481	8,797
Total assets	184,381	187,168
LIABILITIES
Accrued expense and other liabilities	4,286	4,983
Total long-term debt	9,917	12,105
Total liabilities	164,000	168,992
SHAREHOLDERS’ EQUITY
Shareholder's equity	20,381	18,176	$ 14,637	$ 13,454
Total liabilities and equity	184,381	187,168
Parent
ASSETS
Cash and due from banks	4,868	5,149
Short-term investments	28	26
Other investments	119	96
Total loans	300	300
Total investment in subsidiaries	19,989	17,658
Accrued income and other assets	756	777
Total assets	26,060	24,006
LIABILITIES
Accrued expense and other liabilities	573	536
Total long-term debt	5,106	5,294
Total liabilities	5,679	5,830
SHAREHOLDERS’ EQUITY
Shareholder's equity	20,381	18,176
Total liabilities and equity	26,060	24,006
Parent | Subsidiaries
LIABILITIES
Total long-term debt	447	444
Parent | Unaffiliated companies
LIABILITIES
Total long-term debt	4,659	4,850
Parent | Banks
ASSETS
Total loans	300	300
Investment in subsidiaries:	19,075	16,770
Parent | Nonbank subsidiaries
ASSETS
Total loans	0	0
Investment in subsidiaries:	$ 914	$ 888